ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 9 – Accounts Payable and Accrued Liabilities

The Company had accounts payable and accrued liabilities of $492,165 and $431,017 at August 31, 2016 and May 31, 2016, which consist of legal fees, deferred rent liability and other trade payables.

NOTE 9 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company had accounts payable and accrued liabilities of $431,017 and $145,024 at May 31, 2016 and May 31, 2015, respectively, consist of legal fees, consulting fees and other trade payables.